Commitments and Contingencies (Details) - USD ($)							1 Months Ended					3 Months Ended		12 Months Ended
	Jul. 01, 2024	Jun. 28, 2024	Oct. 12, 2022	Jan. 27, 2022	Apr. 12, 2021	Jan. 05, 2021	Nov. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Oct. 31, 2022	Apr. 30, 2021	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 11, 2024	Jun. 04, 2024	Oct. 31, 2023	Sep. 30, 2021
Commitments and Contingencies [Line Items]
Paid bonus														$ 25,000
Annual cash bonus														60,000				$ 60,000
Deferred compensation														$ 0	$ 0
License agreement expire												15 years		15 years
Percentage of sublicense income receivable												25.00%		25.00%
Prepaid expense and other current assets												$ 152,731		$ 30,957	15,970
Sales of licensed products percentage												5.00%		5.00%
Sales												$ 50,000,000		$ 50,000,000
License fees													$ 210	838
Initial license fee														$ 50,000
Percentage of net sales												2.00%		2.00%
Royalty payment												$ 500,000		$ 500,000
Percentage of license fee												5.00%		5.00%
Unreimbursed Patent Expenses		$ 197,400																			$ 197,400
Increae of accounts payable		$ 197,400
Paid amount							$ 50,000
Accounts payable												$ 97,400		$ 147,400
Deferred revenue														3,352	3,352
Cash												3							$ 3
Deferred revenue – current portion amounted												72,102		72,102	72,102
Deferred revenue – long-term portion amounted												703,553		721,578	793,680
Research and development expenses												593,962	318,240	2,368,156	845,092
Prepaid expenses – non-current												$ 57,685		$ 59,145	64,983
License agreement use ful life												20 years		20 years
Additional paid								$ 50,000
Recognized revenue												$ 838
Licensing Agreements [Member]
Commitments and Contingencies [Line Items]
UMB fee amount	$ 50,000
License agreement use ful life	20 years											20 years
License [Member]
Commitments and Contingencies [Line Items]
UMB fee amount							$ 50,000							$ 50,000
1st and 2nd Anniversary [Member] | Licensing Agreements [Member]
Commitments and Contingencies [Line Items]
UMB fee amount												$ 25,000
Expected Term [Member]
Commitments and Contingencies [Line Items]
Expected term														2 years
License [Member]
Commitments and Contingencies [Line Items]
UMB fee amount												$ 75,000		$ 75,000
Initial license fee														$ 25,000
Patent Products [Member]
Commitments and Contingencies [Line Items]
Percentage of net sales												4.00%		4.00%
Third Payment [Member]
Commitments and Contingencies [Line Items]
Initial license fee												$ 50,000		$ 50,000
Sublicense Agreement [Member]
Commitments and Contingencies [Line Items]
Prepaid expense and other current assets														68,750	838
Prepaid expenses non-current															9,358
Sublicense income, percentage											25.00%
Sublicense agreement amount paid											$ 12,500
Prepaid expenses – non-current														$ 687,500
Eric Weisblum [Member]
Commitments and Contingencies [Line Items]
Base salary			$ 350,000
Signing bonus			100,000
Eric Weisblum [Member] | Board of Directors [Member]
Commitments and Contingencies [Line Items]
Annual bonus			350,000
Mr. Weisblum [Member]
Commitments and Contingencies [Line Items]
Annual bonus			200,000
Paid bonus									$ 200,000	$ 200,000
Daniel Ryweck [Member]
Commitments and Contingencies [Line Items]
Base salary			$ 60,000
Dr. James Kuo [Member]
Commitments and Contingencies [Line Items]
Base salary				$ 30,000
Share granted (in Shares)				16,000
Exercisable per share (in Dollars per share)				$ 10
Expire date				Jan. 31, 2032
Stock options (in Shares)				6,000
Vests (in Shares)										5,000										5,000
Stock option (in Shares)														16,000
Fair value of stock option														$ 94,915
Deferred compensation														94,915
Amortized deferred compensation														0	14,125
License fees												$ 1,250		$ 1,250
Dr. James Kuo [Member] | Risk-Free interest Rate [Member]
Commitments and Contingencies [Line Items]
Risk-free interest rate														1.18%
Dr. James Kuo [Member] | Dividend Yield [Member]
Commitments and Contingencies [Line Items]
Expected dividend yield														0.00%
Dr. James Kuo [Member] | Expected Volatility [Member]
Commitments and Contingencies [Line Items]
Expected volatility														117.00%
Master Lincense Agreement [Member]
Commitments and Contingencies [Line Items]
Commercial sale term												10 years		10 years
Percentage of sublicense income receivable												15.00%		15.00%
Term year												15 years		15 years
Prepaid expense and other current assets												$ 5,000		$ 5,000	5,000
Prepaid expenses non-current														$ 50,625	55,625
Sales of licensed products percentage												3.00%		3.00%
Sales												$ 50,000,000		$ 50,000,000
License fees												210			838
Prepaid expenses – non-current												49,375		50,625
Master Lincense Agreement [Member] | Sublicense Agreement [Member]
Commitments and Contingencies [Line Items]
Prepaid expense and other current assets														838
Prepaid expenses non-current														8,520
Prepaid expenses – non-current														8,520
University of Maryland Baltimore [Member] | License [Member]
Commitments and Contingencies [Line Items]
UMB fee amount														75,000		$ 75,000	$ 75,000
Sponsored Research Agreement with Columbia University [Member] | License [Member]
Commitments and Contingencies [Line Items]
UMB fee amount														5,000	5,000
Customer Patent License Agreement with Aikido Pharma Inc [Member]
Commitments and Contingencies [Line Items]
Non-refundable cash payment						$ 500,000						$ 500,000		$ 500,000
Net sale percentage												2.00%		2.00%
Licensor share (in Shares)						500						500		500
Aggregate of converted shares (in Shares)						625,000						625,000		625,000
Revenue term						15 years						15 years		15 years
Common stock shares (in Shares)					625,000
Per share (in Dollars per share)					$ 0.85
Trading price					$ 531,250
Equity investment					531,250
Deferred revenue					$ 531,250							$ 1,031,250		$ 1,031,250
Cash												500,000		500,000
Securities received												531,250		531,250
Deferred revenue – current portion amounted												68,750		68,750	68,750
Deferred revenue – long-term portion amounted												$ 670,312		$ 687,500	756,250
Consideration fee payable percentage												110.00%		110.00%
Customer Patent License Agreement with Aikido Pharma Inc [Member] | License Fee Revenues [Member]
Commitments and Contingencies [Line Items]
Deferred revenue								$ 17,188				$ 17,188	$ 17,188	$ 68,750	68,750
Customer Sublicense Agreement with Aikido Pharma Inc [Member]
Commitments and Contingencies [Line Items]
UMB fee amount											$ 50,000,000,000	1,900,000		1,900,000
Prepaid expense and other current assets												838
Deferred revenue – current portion amounted												3,352		3,352	3,352
Deferred revenue – long-term portion amounted												33,240		34,078	$ 37,430
Upfront license fees												$ 50,000		$ 50,000
First commercial sale												10 years		10 years
Agreement shall expire												15 years		15 years
Prepaid expenses – non-current												$ 8,310
Customer Sublicense Agreement with Aikido Pharma Inc [Member] | License Fee Revenues [Member]
Commitments and Contingencies [Line Items]
UMB fee amount												$ 50,000
Mr. Ryweck [Member]
Commitments and Contingencies [Line Items]
Paid bonus														$ 25,000
Series M Convertible Preferred [Member]
Commitments and Contingencies [Line Items]
Convertible preferred stock (in Shares)					500